Note Receivables (Tables)	12 Months Ended
Sep. 30, 2023
Note Receivables [Abstract]
Schedule of Note Receivables
	As of September 30,
	2023	2022
Loan receivables	3,803,866	—
Less: allowance for current expected credit losses	(48,072)	—
Total	$3,755,794	$—